Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of transactions between related parties [abstract]
Schedule of transactions with related party
Years ended December 31:	2018	2017	2016
Dividends received	$168	$—	$—

Schedule of key management personnel
Years ended December 31:	2018	2017	2016
Short-term employee benefits	$1,245	$1,777	$2,296
Directors’ fees	594	576	634
Share-based compensation	—	713	—
Total	$1,839	$3,066	$2,930